Going Concern and Management's Plans (Details Narrative) (10 K) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 406,425	$ 404,719		$ 378,900
Cash and cash equivalents	$ 362	$ 96	$ 461	$ 9,519	$ 345
Management plan for overseeing operation description	Management's plans include overseeing the operation of approximately 5,700 cryptocurrency mining machines in Colorado and Ohio and continuing to execute on an expansion model to secure low cost power and grow its cryptocurrency assets.	Management’s plans include overseeing the operation of approximately 5,750 cryptocurrency mining machines in Colorado and Ohio and continue to execute on an expansion model to secure low cost power and grow its cryptocurrency assets.